Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2023
Judicial Deposits
Schedule of judicial deposits

	Tax		Labor		Civil, commercial and other		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Beginning balance	191,161	259,468	194,906	246,007	64,609	44,844	450,676	550,319
Additions	8,816	3,628	68,124	88,489	5,679	24,644	82,619	116,761
Release in favor of the Company	(17,692)	(74,677)	(28,419)	(34,602)	(1,202)	(780)	(47,313)	(110,059)
Release in favor of the counterparty	(4,417)	(12,402)	(87,114)	(116,258)	(5,533)	(6,315)	(97,064)	(134,975)
Interest	14,793	15,144	8,770	11,295	3,263	2,216	26,826	28,655
Exchange rate variation	-	-	(26)	(25)	-	-	(26)	(25)
Ending balance	192,661	191,161	156,241	194,906	66,816	64,609	415,718	450,676